NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund (formerly, NVIT Wells Fargo Discovery Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund) NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund

Supplement dated December 8, 2022
to the Prospectus dated May 2, 2022
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 7, 2022, the Board approved the termination of Newton Investment Management Limited (“Newton”) as the subadviser to the NVIT BNY Mellon Sustainable U.S. Equity Fund (the “Fund”), and the appointment of Atlanta Capital Management Company, LLC (“Atlanta Capital”) as the Fund’s new subadviser, effective on or about March 6, 2023, (the “Effective Date”).

2.	As of the Effective Date, the Prospectus is amended as follows:

a.	All references to, and information regarding, Newton in the Prospectus with respect to the Fund are deleted in their entirety.

b.	The Fund is renamed the “NVIT Calvert Equity Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

c.	The information under the heading “Principal Investment Strategies” beginning on page 30 of the Prospectus is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. issuers. For purposes of the Fund’s 80% policy, a U.S. issuer is defined as a company whose stock is listed on the New York Stock Exchange or NASDAQ. The Fund normally invests in common stocks of companies having market capitalizations that rank among the top 1,000 U.S. listed companies. The Fund may invest up to 20% of its assets in dollar-denominated stocks of foreign companies (including depositary receipts). The Fund also may invest in stocks of mid‑cap companies and in publicly traded real estate investment trusts (“REITs”).
Through investment in high quality companies, the Fund’s subadviser seeks to build a portfolio that may participate in rising markets while minimizing participation in declining markets. Quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings over the long-term. High quality companies typically have strong balance sheets, sustainable cash flow, enduring competitive advantages, long product cycles, and stable demand over a business cycle, among other characteristics. The subadviser may use “financial quality rankings” provided by nationally recognized rating services as additional information.

The subadviser is responsible for fundamental analysis and security selection, incorporating environmental, social and governance (“ESG”) information provided by ESG analysts at Calvert Research and Management (“Calvert”), with which the subadviser is affiliated. The subadviser typically favors high quality companies it believes to have sustainable above-average earnings growth potential and trading below intrinsic value. Sustainable earnings growth potential is determined by fundamental analysis of a company’s financial trends and management; products and services; industry position and conditions; and other factors. The subadviser seeks to invest in companies that manage ESG risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by Calvert’s ESG analysts using The Calvert Principles for Responsible Investment, a framework for considering ESG factors. Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by Calvert. The subadviser seeks to manage individual security risk through analysis of each security’s risk/reward potential and to manage portfolio risk by constructing a diversified portfolio of what they believe to be attractively valued growth stocks.
The subadviser may sell a security when its fundamentals deteriorate, when its valuation is no longer attractive, when other securities are identified to displace a current holding, or if it no longer meets the Fund’s ESG criteria.

d.	The information under the heading “Principal Risks” beginning on page 30 of the Prospectus is modified as follows:

i.	“Emerging markets risk” and “Sustainable strategy risk” are each deleted in their entirety.

ii.	The following is added immediately following “Selection risk”:
REIT risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. REITs are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under the Internal Revenue Code of 1986, as amended, affecting their value. Other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

iii.	The following is added immediately following “Smaller company risk”:
Growth style risk – growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

iv.	The following is added immediately following “Sector risk”:
Responsible investing risk – investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investing strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or Calvert’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. Calvert is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on Calvert’s skill in properly identifying and analyzing material ESG issues.

e.	The information under the heading “Portfolio Management – Subadviser” on page 32 of the Prospectus is deleted in its entirety and replaced with the following:
Atlanta Capital Management Company, LLC

f.	The table under the heading “Portfolio Management – Portfolio Managers” on page 32 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Joe B. Hudepohl, CFA	Managing Director and Portfolio Manager, Growth Equity Team	Since 2023
Robert R. Walton, CFA	Portfolio Manager	Since 2023
Lance V. Garrison, CFA	Portfolio Manager	Since 2023
Jeff A. Miller, CFA	Portfolio Manager	Since 2023

g.	The information under the heading “How the Funds Invest – Principal Investment Strategies” beginning on page 88 of the Prospectus is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. issuers. For purposes of the Fund’s 80% policy, a U.S. issuer is defined as a company whose stock is listed on the New York Stock Exchange or NASDAQ. The Fund normally invests in common stocks of companies having market capitalizations that rank among the top 1,000 U.S. listed companies. The Fund may invest up to 20% of its assets in dollar-denominated stocks of foreign companies (including depositary receipts). The Fund also may invest in stocks of mid‑cap companies and in publicly traded real estate investment trusts (“REITs”).
Through investment in high quality companies, the Fund’s subadviser seeks to build a portfolio that may participate in rising markets while minimizing participation in declining markets. Quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings over the long-term. High quality companies typically have strong balance sheets, sustainable cash flow, enduring competitive advantages, long product cycles, and stable demand over a business cycle, among other characteristics. The subadviser may use “financial quality rankings” provided by nationally recognized rating services as additional information.
The subadviser is responsible for fundamental analysis and security selection, incorporating environmental, social and governance (“ESG”) information provided by ESG analysts at Calvert Research and Management (“Calvert”), with which the subadviser is affiliated. The subadviser typically favors high quality companies it believes to have sustainable above-average earnings growth potential and trading below intrinsic value. Sustainable earnings growth potential is determined by fundamental analysis of a company’s financial trends and management; products and services; industry position and conditions; and other factors. As discussed further below, the subadviser seeks to invest in companies that manage ESG risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. The subadviser seeks to manage individual security risk through analysis of each security’s risk/reward potential and to manage portfolio risk by constructing a diversified portfolio of what it believes to be attractively valued growth stocks.

Calvert and Responsible Investing
Calvert seeks to identify issuers that manage ESG risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Issuers are analyzed using The Calvert Principles for Responsible Investment (included as the Appendix to this Prospectus), a framework for considering ESG factors. Each issuer is evaluated relative to an appropriate peer group based on financially material ESG factors as determined by Calvert. Calvert’s evaluation of a particular security’s responsible investing characteristics generally involves both quantitative and qualitative analysis. In assessing ESG risk exposures, Calvert generally focuses on the ESG factors relevant to the issuer’s operations, and an issuer may be eligible for investment based primarily on such assessment. Calvert may deem securities to be eligible for investment even if the issuer does not operate in accordance with all elements of its responsible investing criteria. In assessing issuers for which quantitative data is limited, subjective judgments may serve as the primary basis for Calvert’s evaluation.
The subadviser may sell a security when its fundamentals deteriorate, when its valuation is no longer attractive, when other securities are identified to displace a current holding, or if it no longer meets the Fund’s ESG criteria.

h.	The information under the heading “How the Funds Invest – Key Terms” on page 89 of the Prospectus is deleted in its entirety and replaced with the following:
Common stocks – securities representing shares of ownership of a corporation.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Growth stocks – equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings or cash flow growth and which therefore may experience above-average increases in stock prices.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Mid‑cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap® Index, ranging from $181.2 million to $71.5 billion as of December 31, 2021.
Qualitative analysis – non‑quantifiable methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Quantitative analysis – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
REIT – a company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

i.	The information under the heading “How the Funds Invest – Principal Risks” beginning on page 89 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, MARKET RISK, REIT RISK, RESPONSIBLE INVESTING RISK, SECTOR RISK, SELECTION RISK and SMALLER COMPANY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 107.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

j.	The information under the heading “Risks of Investing in the Funds” beginning on page 109 of the Prospectus is modified as follows:

i.	“Sustainable strategy risk” is deleted in its entirety.

ii.	The following is added immediately following “Repurchase agreements risk”:
Responsible investing risk – investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investing strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or Calvert’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. Calvert dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on Calvert’s skill in properly identifying and analyzing material ESG issues.

k.
The information relating to Newton Investment Management Limited under the heading “Fund Management – Subadvisers” on page 119 of the Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

ATLANTA CAPITAL MANAGEMENT COMPANY, LLC (“ATLANTA CAPITAL”), with offices at 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, is the subadviser to the NVIT Calvert Equity Fund. Atlanta Capital was founded in 1969 as a registered investment adviser. Like its affiliate Calvert Research and Management, Atlanta Capital is an indirect, wholly owned subsidiary of Morgan Stanley.

l.	The information relating to the “NVIT BNY Mellon Sustainable U.S. Equity Fund” on page 120 of the Prospectus is deleted in its entirety and replaced with the following:
NVIT Calvert Equity Fund
Joe B. Hudepohl, CFA, Robert R. Walton, CFA, Lance V. Garrison, CFA and Jeff A. Miller, CFA are jointly responsible for the day‑to‑day management of the Fund, including the selection of the Fund’s investments.

Mr. Hudepohl joined Atlanta Capital in 2015, where he serves as a Managing Director for the Growth Equity Team and Portfolio Manager.
Mr. Walton joined Atlanta Capital in 1999, where he serves as a Portfolio Manager.
Mr. Garrison joined Atlanta Capital in 2007, where he serves as a Portfolio Manager.
Mr. Miller joined Atlanta Capital in 2014, where he serves as a Portfolio Manager.

m.	The following disclosure is added immediately after page 148 of the Prospectus:
Appendix
As of the date of this Prospectus, Atlanta Capital Management Company, LLC (“Atlanta Capital”), the subadviser of the NVIT Calvert Equity Fund, also subadvises the Calvert Equity Fund, a series of Calvert Social Investment Fund, which is advised by Calvert Research and Management (“Calvert”). The following Calvert Principles for Responsible Investment are based solely on information provided in the prospectus for the Calvert Equity Fund, as filed with the U.S. Securities and Exchange Commission from time to time. The following Calvert Principles for Responsible Investment is qualified in its entirety by reference to the prospectus of the Calvert Equity Fund.
The Calvert Principles for Responsible Investment
We believe that most corporations deliver benefits to society, through their products and services, creation of jobs, payment of taxes and the sum of their behaviors. As a responsible investor, Calvert Research and Management seeks to invest in companies and other issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving long-term shareholder value and societal outcomes.
Calvert seeks to invest in issuers that balance the needs of financial and nonfinancial stakeholders and demonstrate a commitment to the global commons, as well as to the rights of individuals and communities.
The Calvert Principles for Responsible Investment (Calvert Principles) provide a framework for Calvert’s evaluation of investments and guide Calvert’s stewardship on behalf of clients through active engagement with issuers. The Calvert Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote:
Environmental Sustainability and Resource Efficiency

•	Reduce the negative impact of operations and practices on the environment

•	Manage water scarcity and ensure efficient and equitable access to clean sources

•	Mitigate impact on all types of natural capital

•	Diminish climate-related risks and reduce carbon emissions

•	Drive sustainability innovation and resource efficiency through business operations or other activities, products and services
Equitable Societies and Respect for Human Rights

•	Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•	Respect human rights, respect culture and tradition in local communities and economies, and respect Indigenous Peoples’ Rights

•	Promote diversity and gender equity across workplaces, marketplaces and communities

•	Demonstrate a commitment to employees by promoting development, communication, appropriate economic opportunity and decent workplace standards

•	Respect the health and well-being of consumers and other users of products and services by promoting product safety

Accountable Governance and Transparency

•	Provide responsible stewardship of capital in the best interests of shareholders and debtholders

•	Exhibit accountable governance and develop effective boards or other governing bodies that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•	Include environmental and social risks, impacts and performance in material financial disclosures to inform shareholders and debtholders, benefit stakeholders and contribute to strategy

•	Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•	Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust
Through the application of the Calvert Principles, Calvert could have no or limited exposure to issuers that:

•	Demonstrate poor management of environmental risks or contribute significantly to local or global environmental problems.

•	Demonstrate a pattern of employing forced, compulsory or child labor.

•
Exhibit a pattern and practice directly or through the company’s supply chain of human rights violations or are complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for human rights abuses.

•	Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•	Demonstrate poor governance or engage in harmful or unethical practices.

•	Manufacture tobacco products.

•	Have significant and direct involvement in the manufacture of alcoholic beverages without taking significant steps to reduce the harmful impact of these products.

•	Have significant and direct involvement in gambling or gaming operations without taking significant steps to reduce the harmful impact of these businesses.

•	Have significant and direct involvement in the manufacture of civilian handguns and/or automatic weapons marketed to civilians.

•
Have significant and direct involvement in the manufacture of military weapons that violate international humanitarian law, including cluster bombs, landmines, biochemical weapons, nuclear weapons, blinding laser weapons, or incendiary weapons.

•	Use animals in product testing without countervailing social benefits such as the development of medical treatments to ease human suffering and disease.

3.
Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about Atlanta Capital.

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